Transfers And Servicing Of Financial Assets (Including Mortgage Banking Activities) (Schedule Of Mortgage Servicing Rights At Carrying Values ) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 46,754	$ 46,754
Accumulated Amortization	(26,694)	(21,545)
Net Carrying Amount	20,060	25,209
Mortgage Servicing Rights [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	1,234	340
Accumulated Amortization	(304)	(194)
Net Carrying Amount	$ 930	$ 146